Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Description of Plan [Line Items]
EBP Plan Description [Text Block]

1. PLAN DESCRIPTION

The following description of the Nutrien 401(k) Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan sponsor, Nutrien US LLC (formerly Agrium U.S. Inc.) (the “Company”) is a wholly owned subsidiary of Nutrien Ltd. (“Nutrien”). The Plan is a defined contribution plan established for the benefit of eligible employees of the Company; Nutrien Ag Solutions, Inc. (“NAS”); PCS Administration (USA), Inc. (“PCS”); PCS Phosphate Company, Inc.; PCS Sales (USA), Inc.; certain employees of White Springs Agricultural Chemicals, Inc.; and certain employees of PCS Nitrogen, Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The trustee and recordkeeper of the Plan is Fidelity Management Trust Company (“Fidelity” or “Trustee”). The Plan is administered by a committee of three or more persons (the “Plan Committee”) appointed by Nutrien’s Board of Directors. The Plan Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance.

All of the Plan’s investment assets are held in a trust account by the Trustee and consist of an interest in the Nutrien 401(k) Retirement Plan Master Trust (the “Master Trust”), a master trust established by an affiliate of the Company and administered by the Trustee.

Plan transfers

During 2025, the account balances for certain participants in the PCS 401(k) Retirement Plan and the Nutrien Collectively Bargained 401(k) Retirement Plan were transferred into the Plan. These amounts are included in the Statement of Changes in Net Assets Available for Benefits on the affiliated plan transfers and other, net line.

Participant eligibility and plan entry

All full-time and part-time employees of the Company are immediately eligible to participate in the Plan and may do so as soon as practical upon date of hire or status change. All employees designated as seasonal or temporary require 12 months of employment for participation and may enter the Plan as soon as administratively feasible following completion of service eligibility.

Contributions

Participants may contribute up to 75 percent of eligible compensation each year, as defined in the Plan, subject to certain Internal Revenue Code of 1986, as amended (“IRC”), limitations. These contributions may be pre-tax contributions and/or ROTH after-tax contributions. Participants who are age 50 and over may also make “catch-up” contributions. The Plan has an automatic enrollment provision, under which new participants make a 3 percent pre-tax contribution, unless they formally waive participation or elect a different participation level.  The Plan has an automatic increase program under which new participants are automatically enrolled to have an automatic increase of 1 percent per year up to a maximum of 10 percent, unless they formally waive participation.

The Company matches 150 percent of the first 6 percent of eligible compensation that participants contribute for a maximum match of 9 percent of eligible compensation. Catch-up contributions are eligible for the Company match. Participants may also rollover amounts representing distributions from other qualified defined benefit or contribution plans (rollover contributions), which are not eligible for the Company match.

After the end of each plan year, the Company may make an additional "true-up" matching contribution to the participant account if the aggregate matching contribution allocation for the plan year is less than the amount the participant would otherwise have received as matching contributions had the participant contributed at least 6 percent of eligible compensation for each pay period throughout the plan year. The amount of the true-up contribution will be the difference between the amount of matching contributions allocated to the participant account during the plan year and the amount that would have been allocated for the plan year had the participant contributed at least 6 percent of eligible compensation throughout the year.

Vesting

Participants are immediately vested in their employee and employer contributions deposited after January 1, 2020 in their account balances. The Plan document describes vesting provisions related to acquired plan account balances.

Terminated participants forfeit non-vested amounts. Forfeitures are accumulated during the Plan year and may be used to reduce NAS company contributions or pay Plan administrative expenses. During 2025 there was $182,202 forfeitures applied to NAS company contributions. At December 31, 2025 the balance of forfeited non-vested accounts was $41,890 (2024 - $137,025).

Distributions

Distributions from the Plan may be made to a participant upon death, total disability, retirement, financial hardship, or termination of employment. In-service withdrawals are also permitted after a participant attains age 59½. Company contributions, if any, are subject to certain forfeiture provisions.

Upon termination of employment, a participant whose vested account balance is greater than $7,000 may elect to receive a distribution of his or her account balance, leave the vested account balance in the Plan until a date not to exceed April 1 of the year following the year in which the participant reaches age 72 (age 70½ if the participant was born before July 1, 1949) or request a direct rollover. A participant with a vested account balance between $1,000 and $7,000 (including the value of the Participant’s Rollover Account) which has not elected to have such distribution paid directly to an eligible retirement plan specified by the participant in a direct rollover or to receive the distribution directly in accordance with Article 11, will automatically have the distribution directly rollover to the individual retirement account designated by the Committee. If the participant’s vested account balance is $1,000 or less (including the value of the Participant’s Rollover Account), the Committee may direct that the amount be automatically distributed.

For all participant-driven distributions, any portion of a participant’s account that is invested in Nutrien common stock may be distributed in cash or in common shares of Nutrien, at the election of the participant.

Participants may make withdrawals, not to exceed their pre-tax contributions, to satisfy one of the immediate and heavy financial needs as described in the Plan document.

The designated beneficiary is entitled to a death benefit distribution equal to the participant’s vested account balance.

Notes receivable from participants

Participants may borrow from their fund accounts up to a maximum amount equal to the lesser of $50,000 or 50 percent of their vested account balance. Loan terms range from one year to five years or up to 20 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account. Loans bear interest based on the prevailing terms when the loan was made. Interest rate is established at the inception of the loan and is set at one percentage point higher than the prime lending rate as posted in Reuters as of the first business day of the calendar month in which the loan is made. The interest rate is fixed and does not change for the duration of the loan. Principal and interest are paid ratably through payroll deductions. A participant may generally have no more than one outstanding loan at any one time. As of December 31, 2025, participant loans have maturities through 2045 at interest rates ranging from 4.25 percent to 10.50 percent.

Participant accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, the Company’s discretionary performance contribution when applicable, and allocations of Plan earnings. These accounts are also charged with withdrawals and an allocation of Plan gains (losses) and administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided to the participant’s vested account.

Investment options

Participants direct the investment of their account balances and contributions into various investment options offered by the Plan. The Plan currently offers Nutrien common stock, a selection of mutual and common collective trust funds, short-term funds and stable value funds. Dividends distributed by a participant’s investment in Nutrien common stock are reinvested in Nutrien common stock. The Nutrien stock purchase account is a money market fund that is used in the recordkeeping of the purchases and sales of fractional shares of Nutrien common stock and is not available as a participant-directed investment option.

Participants who are enrolled in the Plan under the automatic enrollment provision and who have not otherwise made an investment election, will have their contributions and the Company contributions invested in the Plan’s “default fund,” which has been designated as State Street Target Retirement date funds based on the retirement date closest to the year that the participant might retire, based on the participant’s current age and assuming a normal retirement age of 65.